Earnings per equity share	12 Months Ended
Mar. 31, 2012
Earnings per equity share

30. Earnings per equity share

By a special resolution on July 6, 2011, the shareholders of the Bank approved a stock split resulting in a reduction in the par value of each equity share from Rs. 10.0 to Rs. 2.0 per equity share effective as of July 16, 2011. All share/ADS and per share/ADS data reflect the effect of the stock split retroactively. One ADS continues to represent three shares.

A reconciliation of the equity shares used in the computation of basic and diluted earnings per equity share has been provided below. Potential equity shares in the nature of ESOPs with average outstanding balance of 16,413,932 and 8,968,251 were excluded from the calculation of diluted earnings per share for the years ended March 31, 2011 and March 31, 2012, respectively, as these were anti-dilutive for the years.

	As of March 31,
	2010	2011	2012
Weighted average number of equity shares used in computing basic earnings per equity share	2,182,197,865	2,309,042,936	2,336,704,062
Effect of potential equity shares for stock options outstanding	27,045,525	32,879,357	20,643,197

Weighted average number of equity shares used in computing diluted earnings per equity share	2,209,243,390	2,341,922,293	2,357,347,259

The following are reconciliations of basic and diluted earnings per equity share and earnings per ADS.

	Fiscal years ended March 31,
	2010		2011		2012		2012
Basic earnings per share	Rs.	11.26	Rs.	17.84	Rs.	21.30	US$	0.42
Effect of potential equity shares for stock options outstanding		0.14		0.25		0.18		0.01

Diluted earnings per share	Rs.	11.12	Rs.	17.59	Rs.	21.12	US$	0.41

Basic earnings per ADS	Rs.	33.78	Rs.	53.52	Rs.	63.90	US$	1.26
Effect of potential equity shares for stock options outstanding		0.42		0.75		0.54		0.01

Diluted earnings per ADS	Rs.	33.36	Rs.	52.77	Rs.	63.36	US$	1.23